Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data
In management’s opinion, the summarized quarterly financial data below (in thousands, except per share amounts) contains all appropriate adjustments, all of which are normally recurring adjustments, considered necessary to present fairly our financial position and results of operations for the respective periods.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2017:
Revenue	$245,425	$317,701	$314,479	$337,689
Gross profit (1)	56,537	63,289	62,962	61,621
Income (loss) from continuing operations	(12,323)	3,170	1,214	2,083
Income from discontinued operations, net of tax	32,644	374	2,139	4,579
Net income	20,321	3,544	3,353	6,662
Net income per common share:
Basic	$0.57	$0.10	$0.09	$0.18
Diluted	0.56	0.10	0.09	0.18

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2016:
Revenue	$276,667	$228,689	$199,418	$200,623
Gross profit (1)	38,740	55,255	45,017	34,436
Loss from continuing operations	(18,018)	(103,305)	(29,819)	(20,624)
Income (loss) from discontinued operations, net of tax	(74,939)	7,759	17,159	(6,150)
Net loss	(92,957)	(95,546)	(12,660)	(26,774)
Net loss per common share:
Basic	$(2.70)	$(2.76)	$(0.37)	$(0.77)
Diluted	(2.70)	(2.76)	(0.37)	(0.77)

(1)	Gross profit is defined as revenue less cost of sales, direct depreciation and amortization expense and direct long-lived asset impairment charges.